Reserves - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Net changes In legal reserve	€ (1,845)	€ (886)	€ 386